Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Break Down Lease Liabilities Arising from Financing Activities Explanatory
The following table provides a breakdown for lease liabilities.

(Euro thousands)	2021	2020
At January 1,	407,687	508,153
Interest expense	9,351	10,285
Repayment of lease liabilities (including interest expense)	(109,962)	(100,984)
IFRS 16 lease amendment: lease renegotiation	(12,416)	(24,931)
Additions due to new leases and store renewals	150,648	54,303
Decrease of lease liabilities due to store closures	(16,485)	(14,084)
Reclassifications to liabilities held for sale	—	(83)
Disposition	(11,508)	—
Translation differences	20,737	(24,972)

At December 31,	438,052	407,687
Of which:
Non-current	331,409	314,845
Current	106,643	92,842

Summary of Maturity Analysis of Lease Liabilities Explanatory
The following table summarizes the lease liabilities by maturity date:

(Euro thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2021	438,052	106,643	92,344	65,610	38,898	134,557
2020	407,687	92,842	79,604	60,281	47,107	127,853